Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI FOCUS FIVE FUND (the “Focus Five Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Focus Five Fund seeks to provide a high level of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Focus Five Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describe the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focus Five Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Focus Five Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focus Five Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Focus Five Fund’s performance. During the most recent fiscal year, the Focus Five Fund’s portfolio turnover rate was 140% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to eliminate the impact of additional expenses incurred during the fiscal year ended September 30, 2012 relating to the Focus Five Fund’s change in name and investment strategy.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Focus Five Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in shares of the Focus Five Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Focus Five Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Focus Five Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Focus Five Fund will invest in a concentrated portfolio of twenty-five to thirty-five equity securities. The Fund could potentially invest up to 50% of its net assets in five securities. The balance of the Fund’s net assets will be held in short-term high grade investments or cash and cash equivalents. To the extent the Fund invests in such short-term investments or cash, it will be less likely to achieve its investment objective. The Fund may invest in U.S. and non-U.S. securities, including emerging market securities. The Focus Five Fund’s Adviser will consider for purchase the securities of all companies, regardless of the size of capitalization (capitalization is the price per share multiplied by the number of shares outstanding), whose market capitalization trades at a discount to Private Market Value (PMV) at the time of investment. PMV is the price that the Focus Five Fund’s portfolio managers believe an informed buyer would pay to acquire a company’s entire business. Many of the holdings in the Focus Five Fund’s portfolio will be considered by the Focus Five Fund’s portfolio managers to have a potential near-term catalyst, or event, that might surface underlying value. Positions will be sold when they trade near or above PMV or if a catalyst fails to materialize as anticipated.

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:
  have potential for long-term earnings per share growth
  may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  may be subject to rapid changes in industry conditions due to regulatory or other developments may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
You May Want to Invest in the Focus Five Fund if:
  you are a long-term investor
  you seek capital appreciation

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund. When you sell Focus Five Fund shares, they may be worth more or less than what you paid for them.

Investing in the Focus Five Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Focus Five Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.     The Focus Five Fund invests in “value” stocks. The portfolio managers may be wrong in the assessment of a company’s value and the stocks the Focus Five Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Focus Five Fund’s relative performance may suffer.
  Management Risk.     If the portfolio managers are incorrect in their assessment of the securities the Focus Five Fund holds, then the value of the Focus Five Fund’s shares may decline.
  Non-Diversification Risk.     As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk.     As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. The historical performance of Class A Shares is used to calculate performance for Class I Shares prior to their issuance. All the classes of the Focus Five Fund’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future. Updated information on the Focus Five Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FOCUS FIVE FUND (Total Returns for Class A Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 26.38% (quarter ended June 30, 2009) and the lowest return for a quarter was (27.78)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%	[2]
1 Year	rr_ExpenseExampleYear01	739
3 Years	rr_ExpenseExampleYear03	1,220
5 Years	rr_ExpenseExampleYear05	1,727
10 Years	rr_ExpenseExampleYear10	3,113
1 Year	rr_ExpenseExampleNoRedemptionYear01	739
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,220
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,727
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,113
2003	rr_AnnualReturn2003	20.70%
2004	rr_AnnualReturn2004	20.70%
2005	rr_AnnualReturn2005	6.40%
2006	rr_AnnualReturn2006	11.00%
2007	rr_AnnualReturn2007	3.50%
2008	rr_AnnualReturn2008	(34.20%)
2009	rr_AnnualReturn2009	29.10%
2010	rr_AnnualReturn2010	27.50%
2011	rr_AnnualReturn2011	(6.80%)
2012	rr_AnnualReturn2012	26.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.78%)
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.46%	[2]
1 Year	rr_ExpenseExampleYear01	349
3 Years	rr_ExpenseExampleYear03	909
5 Years	rr_ExpenseExampleYear05	1,594
10 Years	rr_ExpenseExampleYear10	3,418
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	909
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,594
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,418
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[2]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,095
10 Years	rr_ExpenseExampleYear10	2,438
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,438
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Focus Five Fund Class A Shares (first issued on 12/31/02):
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	19.04%
Past Five Years	rr_AverageAnnualReturnYear05	3.69%
Past Ten Years	rr_AverageAnnualReturnYear10	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2002
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Return Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares (first issued on 12/31/02)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	24.40%
Past Five Years	rr_AverageAnnualReturnYear05	4.19%
Past Ten Years	rr_AverageAnnualReturnYear10	7.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2002
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Return Before Taxes | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (first issued on 1/11/08)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	26.66%
Past Five Years	rr_AverageAnnualReturnYear05	5.24%
Past Ten Years	rr_AverageAnnualReturnYear10	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Focus Five Fund Class A Shares (first issued on 12/31/02):
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	18.08%
Past Five Years	rr_AverageAnnualReturnYear05	3.32%
Past Ten Years	rr_AverageAnnualReturnYear10	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2002
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Focus Five Fund Class A Shares (first issued on 12/31/02):
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	12.74%
Past Five Years	rr_AverageAnnualReturnYear05	3.02%
Past Ten Years	rr_AverageAnnualReturnYear10	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2002
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Past One Year	rr_AverageAnnualReturnYear01	16.00%
Past Five Years	rr_AverageAnnualReturnYear05	1.66%
Past Ten Years	rr_AverageAnnualReturnYear10	7.10%

[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to eliminate the impact of additional expenses incurred during the fiscal year ended September 30, 2012 relating to the Focus Five Fund's change in name and investment strategy.
[2]	Gabelli Funds, LLC, the Focus Five Fund's adviser (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Focus Five Fund to the extent necessary to maintain the Focus Five Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of 0.25% per year and extraordinary expenses) at 1.70% for Class A Shares, 2.45% for Class C Shares, and 1.45% for Class I Shares on an annualized basis. This arrangement is in effect at least through January 31, 2014 and may not be terminated by the Adviser before such time. In addition, the Focus Five Fund has agreed, during the two-year period following any such waiver or reimbursement, to repay amounts in order that the adjusted Total Annual Fund Operating Expenses would not exceed 1.70% for Class A Shares, 2.45% for Class C Shares, and 1.45% for Class I Shares on an annualized basis. The one basis point differential between the Focus Five Fund's 1.70%, 2.45%, and 1.45% expense cap for Class A, Class C, and Class I Shares, respectively, and 1.71%, 2.46%, and 1.46% adjusted Total Annual Fund Operating Expenses for Class A, Class C, and Class I Shares, respectively, shown in the Fee Table is due to the one basis point of interest expense paid by the Focus Five Fund.